Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended			53 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 07, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Mr. Storey¹ ($)	Summary Compensation Table Total for Ms. Johnson¹ ($)	Compensation Actually Paid to Mr. Storey¹˒²˒³ ($)	Compensation Actually Paid to Ms. Johnson¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted EBITDA⁵ ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$19,816,806	$4,778,130	$(5,200,491)	$4,368,986	$5,145,256	$511,978	$50	$90	$(1,548)	$6,703
2021	22,654,781	—	32,390,881	—	4,057,947	5,127,580	112	150	2,033	8,424
2020	16,959,233	—	10,189,461	—	3,162,186	2,308,534	81	124	(1,232)	8,489

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Storey was our PEO from May 24, 2018 to November 7, 2022. Ms. Johnson has been our PEO since November 7, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Indraneel Dev	Indraneel Dev	Stacey W. Goff
Stacey W. Goff	Stacey W. Goff	Chris Stansbury
Shaun C. Andrews	Shaun C. Andrews	Shaun C. Andrews
Scott A. Trezise	Scott A. Trezise	Scott A. Trezise
Indraneel Dev

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the S&P 500 Communication Services Sector Index, which we also utilize in the stock performance graph appearing herein under the heading “Other Items-Lumen Performance History.”. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Communication Services Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and include the probable performance as of the respective fair value measurement dates. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts, if any, attributable to the Change in Pension Value reported in the Summary Compensation Table. There are no amounts reported in the Inclusion of Pension Service Cost because with limited exceptions specified in the Pension Plans, we “froze” our defined benefit pension plans as of December 31, 2010, as described under the heading “ – Pension Benefits”.

Year	Summary Compensation Table Total for Mr. Storey ($)	Exclusion of Change in Pension Value for Mr. Storey ($)	Exclusion of Stock Awards for Mr. Storey ($)	Inclusion of Pension Service Cost for Mr. Storey ($)	Inclusion of Equity Values for Mr. Storey ($)	Compensation Actually Paid to Mr. Storey ($)
2022	$19,816,806	$—	$(14,594,705)	$—	$(10,422,592)	$(5,200,491)
2021	22,654,781	—	(17,120,198)	—	26,856,298	32,390,881
2020	16,959,233	—	(11,435,870)	—	4,666,098	10,189,461

Year	Summary Compensation Table Total for Ms. Johnson ($)	Exclusion of Change in Pension Value for Ms. Johnson ($)	Exclusion of Stock Awards for Ms. Johnson ($)	Inclusion of Pension Service Cost for Ms. Johnson ($)	Inclusion of Equity Values for Ms. Johnson ($)	Compensation Actually Paid to Ms. Johnson ($)
2022	$4,778,130	$—	$(3,013,700)	$—	$2,604,556	$4,368,986

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$5,145,256	$—	$(3,752,339)	$—	$(880,939)	$511,978
2021	4,057,947	—	(2,765,337)	—	3,834,970	5,127,580
2020	3,162,186	(34,636)	(1,905,979)	—	1,086,963	2,308,534

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Storey ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Storey ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Storey ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Storey ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Storey ($)	Total - Inclusion of Equity Values for Mr. Storey ($)
2022	$4,014,058	$(15,055,425)	$2,824,628	$(2,205,853)	$—	$(10,422,592)
2021	19,352,105	1,820,468	—	5,683,725	—	26,856,298
2020	7,004,367	(2,769,223)	—	430,954	—	4,666,098

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ms. Johnson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ms. Johnson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ms. Johnson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ms. Johnson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ms. Johnson ($)	Total - Inclusion of Equity Values for Ms. Johnson ($)
2022	$2,604,556	$—	$—	$—	$—	$2,604,556

Non-PEO NEO Average Total Compensation Amount		$ 5,145,256	$ 4,057,947	$ 3,162,186
Non-PEO NEO Average Compensation Actually Paid Amount		$ 511,978	5,127,580	2,308,534
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and include the probable performance as of the respective fair value measurement dates. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts, if any, attributable to the Change in Pension Value reported in the Summary Compensation Table. There are no amounts reported in the Inclusion of Pension Service Cost because with limited exceptions specified in the Pension Plans, we “froze” our defined benefit pension plans as of December 31, 2010, as described under the heading “ – Pension Benefits”.

Year	Summary Compensation Table Total for Mr. Storey ($)	Exclusion of Change in Pension Value for Mr. Storey ($)	Exclusion of Stock Awards for Mr. Storey ($)	Inclusion of Pension Service Cost for Mr. Storey ($)	Inclusion of Equity Values for Mr. Storey ($)	Compensation Actually Paid to Mr. Storey ($)
2022	$19,816,806	$—	$(14,594,705)	$—	$(10,422,592)	$(5,200,491)
2021	22,654,781	—	(17,120,198)	—	26,856,298	32,390,881
2020	16,959,233	—	(11,435,870)	—	4,666,098	10,189,461

Year	Summary Compensation Table Total for Ms. Johnson ($)	Exclusion of Change in Pension Value for Ms. Johnson ($)	Exclusion of Stock Awards for Ms. Johnson ($)	Inclusion of Pension Service Cost for Ms. Johnson ($)	Inclusion of Equity Values for Ms. Johnson ($)	Compensation Actually Paid to Ms. Johnson ($)
2022	$4,778,130	$—	$(3,013,700)	$—	$2,604,556	$4,368,986

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$5,145,256	$—	$(3,752,339)	$—	$(880,939)	$511,978
2021	4,057,947	—	(2,765,337)	—	3,834,970	5,127,580
2020	3,162,186	(34,636)	(1,905,979)	—	1,086,963	2,308,534

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,316,385	$(1,664,976)	$—	$(1,479)	$(530,869)	$(880,939)
2021	3,116,955	327,410	—	390,605	—	3,834,970
2020	1,167,394	(82,944)	—	2,513	—	1,086,963

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Communication Services Sector Index over the same period.
Comparison of Cumulative TSR of Lumen Technologies, Inc. and
S&P 500 Communication Services Sector Index

Tabular List [Table Text Block]
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Most Important Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Revenue

Total Shareholder Return Amount		$ 50	112	81
Peer Group Total Shareholder Return Amount		90	150	124
Net Income (Loss)		$ (1,548,000,000)	$ 2,033,000,000	$ (1,232,000,000)
Company Selected Measure Amount		6,703,000,000	8,424,000,000	8,489,000,000
PEO Name	Johnson				Storey
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the CD&A, Adjusted EBITDA measures the operational performance and profitability of our businesses, and we use this measure in our compensation programs to incentivize and reward our senior officers to focus on the combination of cost savings and profitable revenue growth. Adjusted EBITDA, which is described in further detail in Appendix A – Non-GAAP Reconciliations, is a non-GAAP metric that excludes certain one time or non-recurring charges or credits and eliminates the effects of certain unanticipated, extraordinary, unusual, or non-recurring transactions or items. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Jeff Storey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 19,816,806	$ 22,654,781	$ 16,959,233
PEO Actually Paid Compensation Amount		(5,200,491)	32,390,881	10,189,461
Kate Johnson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,778,130	0	0
PEO Actually Paid Compensation Amount		4,368,986	0	0
PEO [Member] | Jeff Storey [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Jeff Storey [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,594,705)	(17,120,198)	(11,435,870)
PEO [Member] | Jeff Storey [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,422,592)	26,856,298	4,666,098
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		4,014,058	19,352,105	7,004,367
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(15,055,425)	1,820,468	(2,769,223)
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values, Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		2,824,628	0	0
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(2,205,853)	5,683,725	430,954
PEO [Member] | Jeff Storey [Member] | Inclusion Of Equity Values, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Kate Johnson [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Kate Johnson [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,013,700)
PEO [Member] | Kate Johnson [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,604,556
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		2,604,556
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values, Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Kate Johnson [Member] | Inclusion Of Equity Values, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(34,636)
Non-PEO NEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,752,339)	(2,765,337)	(1,905,979)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(880,939)	3,834,970	1,086,963
Non-PEO NEO [Member] | Inclusion Of Equity Values, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,316,385	3,116,955	1,167,394
Non-PEO NEO [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,664,976)	327,410	(82,944)
Non-PEO NEO [Member] | Inclusion Of Equity Values, Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
Non-PEO NEO [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,479)	390,605	2,513
Non-PEO NEO [Member] | Inclusion Of Equity Values, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ (530,869)	$ 0	$ 0